Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 31, 2011 Ordinary Shares [Member]	Dec. 31, 2012 Treasury stock [Member]	Dec. 31, 2011 Treasury stock [Member]	May 31, 2011 10 cent dividend [Member]	Sep. 30, 2011 20 cent dividend [Member]	Mar. 31, 2012 25 cent dividend [Member]	Dec. 31, 2011 25 cent dividend [Member]	Dec. 31, 2012 40 cent dividend [Member]	Sep. 30, 2012 40 cent dividend [Member]	Jun. 30, 2012 40 cent dividend [Member]	Dec. 31, 2012 2 dollar and 75 cent dividend [Member]	Dec. 31, 2011 4 dollar and 50 cent dividend [Member]
Dividends paid [Line Items]
Dividend per ordinary share (per share)	$ 4.20	$ 5.05					$ 0.10	$ 0.20	$ 0.25	$ 0.25	$ 0.40	$ 0.40	$ 0.40	$ 2.75	$ 4.50
Aggregate dividends paid	$ 2,415	$ 2,893					$ 57	$ 114	$ 143	$ 142	$ 230	$ 230	$ 230	$ 1,582	$ 2,580
Date of Record							May 05, 2011	Aug. 17, 2011	Mar. 12, 2012	Nov. 25, 2011	Nov. 19, 2012	Sep. 04, 2012	May 21, 2012	Nov. 19, 2012	Nov. 25, 2011
Ordinary shares outstanding: [Abstract]
Balance at beginning of period (in shares)	573,390,514		573,390,514	565,676,222
Share-based compensation (in shares)			1,140,439	534,876	1,138,868	534,331
Warrants exercised (in shares)			685,756	7,179,416	293,888	3,462,693
Balance at end of period (in shares)	575,216,709	573,390,514	575,216,709	573,390,514
Ordinary shares held as treasury shares: [Abstract]
Balance at beginning of period (in shares)	4,051,013				4,051,013	1,122,651
Warrants exercised (in shares)			685,756	7,179,416	293,888	3,462,693
Share based compensation (in shares)			(1,140,439)	(534,876)	(1,138,868)	(534,331)
Balance at end of period (in shares)	3,206,033	4,051,013			3,206,033	4,051,013
Ordinary shares issued at end of period (in shares)	578,422,742	577,441,527
Additional paid-in Capital recorded during the period for the purchase of ordinary shares as part of non-cash exercise of warrants					41	317
Ordinary shares purchased as Treasury Stock upon non-cash exercise of warrants (in shares)					900,000	8,300,000
Number of ordinary shares repurchased and held in treasury following non-cash exercise of warrants (in shares)					293,888	3,462,693
Accumulated Other Comprehensive Income [Abstract]
Pension and postretirement liabilities	(422)	(303)
Foreign currency translation	11	(124)
Total	$ (411)	$ (427)